OTHER ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Assets [Abstract]
OTHER ASSETS

NOTE 3 – OTHER ASSETS

Other assets consisted of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Software and development costs	$-	$128,005
Operating lease right of use assets	89,210	171,141
Other	152,390	83,920
	$241,600	$383,066

NOTE 3 – OTHER ASSETS

The Company's other assets consist of software being developed for new product offerings that have not been placed into service. Other assets consisted of the following at December 31, 2019 and 2018:

	2019	2018
Software and development	$128,005	$1,566,177
Operating Lease ROU Assets	171,141	—
Other	83,920	—
	$383,066	$1.566,177